Transamerica ClearTrack® 2060

SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 52.5%
International Equity Funds - 24.0%
iShares Core MSCI EAFE ETF	3,562	$ 247,737
iShares Core MSCI Emerging Markets ETF	1,208	63,094
iShares Global REIT ETF (A)	2,594	61,581

		372,412

U.S. Equity Fund - 25.5%
iShares Core S&P 500 ETF	859	395,295

U.S. Fixed Income Funds - 3.0%
iShares 0-5 Year TIPS Bond ETF (A)	315	30,722
iShares Core U.S. Aggregate Bond ETF	157	15,336

		46,058

Total Exchange-Traded Funds (Cost $798,643)		813,765

INVESTMENT COMPANIES - 46.5%
International Equity Funds - 13.9%
Transamerica Emerging Markets Opportunities (B)	5,829	46,745
Transamerica International Focus (B)	9,963	84,682
Transamerica International Stock (B)	7,776	85,074

		216,501

International Fixed Income Fund - 0.5%
Transamerica Emerging Markets Debt (B)	843	7,706

U.S. Equity Funds - 29.1%
Transamerica Capital Growth (B)	6,712	51,008
Transamerica Large Cap Value (B)	10,318	136,718

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Mid Cap Growth (B)	5,840	$ 50,344
Transamerica Mid Cap Value Opportunities (B)	4,467	50,561
Transamerica Small Cap Growth (B)	5,654	38,615
Transamerica Small Cap Value (B)	6,678	38,935
Transamerica US Growth (B)	3,230	84,828

		451,009

U.S. Fixed Income Funds - 3.0%
Transamerica Bond (B)	3,890	31,118
Transamerica High Yield Bond (B)	1,949	15,436

		46,554

Total Investment Companies (Cost $703,790)		721,770

OTHER INVESTMENT COMPANY - 6.0%
Securities Lending Collateral - 6.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.28% (C)	92,637	92,637

Total Other Investment Company (Cost $92,637)		92,637

Total Investments (Cost $1,595,070)		1,628,172
Net Other Assets (Liabilities) - (5.0)%		(77,441)

Net Assets - 100.0%		$ 1,550,731

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$813,765	$—	$—	$813,765
Investment Companies	721,770	—	—	721,770
Other Investment Company	92,637	—	—	92,637

Total Investments	$1,628,172	$—	$—	$1,628,172

Transamerica Funds	Page 1

Transamerica ClearTrack® 2060

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $90,726, collateralized by cash collateral of $92,637. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Affiliated investment in the Class R6 shares of Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2023	Shares as of July 31, 2023	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$18,024	$15,808	$(3,138)	$(583)	$1,007	$31,118	3,890	$668	$—
Transamerica Capital Growth	—	47,800	(8,104)	967	10,345	51,008	6,712	—	—
Transamerica Emerging Markets Debt	—	7,974	(577)	5	304	7,706	843	153	—
Transamerica Emerging Markets Opportunities	27,740	20,446	(7,758)	(3,858)	10,175	46,745	5,829	887	—
Transamerica High Yield Bond	10,530	6,814	(2,145)	(381)	618	15,436	1,949	490	—
Transamerica International Focus	52,235	33,331	(12,545)	(3,406)	15,067	84,682	9,963	1,010	—
Transamerica International Stock	52,349	32,099	(12,889)	(2,006)	15,521	85,074	7,776	1,458	—
Transamerica Large Cap Value	86,946	60,826	(16,096)	(2,151)	7,193	136,718	10,318	1,062	4,712
Transamerica Large Growth	81,656	18,389	(99,537)	(35,260)	34,752	—	—	—	1,171
Transamerica Mid Cap Growth	30,936	16,771	(5,849)	(4,998)	13,484	50,344	5,840	—	—
Transamerica Mid Cap Value Opportunities	31,527	22,294	(4,767)	(1,973)	3,480	50,561	4,467	366	1,736
Transamerica Small Cap Growth	23,668	15,554	(4,013)	(2,150)	5,556	38,615	5,654	—	971
Transamerica Small Cap Value	25,422	21,966	(6,401)	(9,279)	7,227	38,935	6,678	567	3,803
Transamerica US Growth	—	77,027	(7,617)	909	14,509	84,828	3,230	—	—

Total	$441,033	$397,099	$(191,436)	$(64,164)	$139,238	$721,770	73,149	$6,661	$12,393

(C)	Rate disclosed reflects the yield at July 31, 2023.
(D)	There were no transfers in or out of Level 3 during the period ended July 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

Transamerica Funds	Page 2

Transamerica ClearTrack® 2060

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica ClearTrack® 2060 (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Transamerica Funds	Page 3